Significant accounting policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	Significant accounting policies:

Effective December 31, 2010, the Company adopted U.S. generally accepted accounting principles (“U.S. GAAP”) for the presentation of its consolidated financial statements for Canadian and United States reporting requirements. The Company historically prepared its annual and interim consolidated financial statements in conformity with Canadian generally accepted accounting principles (“Canadian GAAP”) with reconciliation in its annual consolidated financial statements to U.S. GAAP. Canadian GAAP changed to International Financial Reporting Standards (“IFRS”) effective for public companies for periods beginning January 1, 2011. The decision to adopt U.S. GAAP was approved by the Company’s Board of Directors after due consideration of benefits and disadvantages of reporting under U.S. GAAP versus IFRS.

(a)	Consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated.

(b)	Adoption of new accounting standards:

Effective January 1, 2012 and applied retrospectively, the Company adopted issued Accounting Standards Update No. 2011-05, “Comprehensive Income” (ASC Topic 220) - Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05, requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. The application of this standard did not have an impact to the Company’s financial statements.

Effective January 1, 2012 and applied prospectively, the Company adopted, Accounting Standards Update No. 2011-04, “Fair Value Measurement (ASC Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (ASU 2011-04). ASU 2011-04 provides a consistent definition of fair value and ensures that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level 3 fair value measurements. The application of this standard did not have an impact on the Company’s financial statements.

(c)	Changes in accounting policies not yet adopted:

In February 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2012-13, "Other Comprehensive Income (Topic 220) (“ASU 2012-13”), which superseded and replaced the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU 2011-05 and 2011-12 for all public and private organizations. The amendments of ASU 2012-13 require an entity to provide additional information about reclassifications out of accumulated other comprehensives income by component. ASU 2013-12 is effective for the Company in our first quarter of Fiscal 2013 and will be applied retrospectively for comparative periods presented. We do not expect the adoption of ASU 2012-13 to have a significant impact on our consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, "Disclosures About Offsetting Assets and Liabilities" (ASU 2011-11), which creates new disclosure requirements about the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The purpose of ASU 2011-11 is to create a converged offsetting model that would eliminate a significant quantitative difference between balance sheets prepared under U.S. GAAP and IFRS. ASU 2011-11 is effective for us in our first quarter of Fiscal 2014 and will be applied retrospectively for comparative periods presented. We are currently evaluating the impact of our pending adoption of ASU 2011-11 on our consolidated financial statements.

(d)	Impairment or disposal of long-lived assets:

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the carrying amount of an asset or asset group that is held and used exceeds the projected undiscounted future cash flows expected from its use and disposal, and is measured as the amount by which the carrying amount of the asset or asset group exceeds its fair value which is measured by discounted cash flows when quoted market prices are not available.

(e)	Revenue recognition:

The Company derives revenue from licensing its products and providing related services, including installation, integration, maintenance and out-of-pocket expenses.

(i) License revenue:

We recognize revenues in accordance with ASC Topic 985-605, “Software Revenue Recognition”. We record product revenues from software licenses and products when persuasive evidence of an arrangement exists, the software product has been shipped, there are no significant uncertainties surrounding product acceptance by the customer, the fees are fixed and determinable, and collection is considered probable. We use the residual method to recognize revenues on delivered elements when a license agreement includes one or more elements to be delivered at a future date if evidence of the fair value of all undelivered elements exists. If an undelivered element for the arrangement exists under the license arrangement, revenues related to the undelivered element is deferred based on vendor specific objective evidence (“VSOE”) of the fair value of the undelivered element. Our multiple-element sales arrangements include arrangements where software licenses and the associated post contract customer support (PCS) are sold together. We have established VSOE of the fair value of the undelivered PCS element based on the contracted price for renewal PCS included in the original multiple element sales arrangement, as substantiated by contractual terms and our significant PCS renewal experience. Our multiple element sales arrangements generally include irrevocable rights for the customer to renew PCS after the bundled term ends. The customer is not subject to any economic or other penalty for failure to renew. Further, the renewal PCS options are for services comparable to the bundled PCS and cover similar terms. It is our experience that customers generally exercise their renewal PCS option. In the renewal transaction, PCS is sold on a stand-alone basis to the licensees one year or more after the original multiple element sales arrangement. The exercised renewal PCS price is consistent with the renewal price in the original multiple element sales arrangement. If VSOE of fair value does not exist for all undelivered elements, all revenues are deferred until sufficient evidence exists or all elements have been delivered. Our sales arrangements generally include standard payment terms. These terms effectively relate to all customers, products, and arrangements regardless of customer type, product mix or arrangement size.

The Company enters into software license agreements that provide for future license payments to be made based on the number of users. Customers who exceed their licensed fixed level of users are required to pay additional license fees. Revenue associated with additional users is recognized when the amount becomes determinable, and when the requirements of revenue recognition as set out above have been met. Fees related to contracts that require the Company to deliver unspecified additional products are deferred and recognized ratably over the contract term.

In instances when licenses are granted and the Company commits to deliver major product upgrades that meet the definition of an unspecified additional software product, the entire arrangement fee is accounted for as a subscription. Under subscription accounting, the fee is recognized ratably over the non-cancellable term of the arrangement beginning with the delivery of the first product.

(ii) Service revenue:

Typically, software license agreements are multiple element arrangements as they also include consulting, related maintenance and/or implementation services fees. Arrangements that include consulting services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangements. The Company’s software products are generally fully functional upon delivery and implementation and do not require any significant modification or alteration for customer use. Customers generally purchase consulting services to facilitate the adoption of the Company’s technology and may contract with the Company to have dedicated personnel to participate in the services being performed, but the customer may also decide to use their own resources or appoint other professional service organizations to provide these services.

Typically the entire arrangement fee is allocated to each element in the arrangement based on the respective VSOE of the fair value of each element. VSOE used in determining the fair value of license revenue is based on the price charged by the Company when the same element is sold in similar quantities to a customer of similar size and nature. VSOE used in determining fair value for installation, integration and training is based on the standard daily rates for the type of service being provided multiplied by the estimated time to complete the task. VSOE used in determining the fair value of maintenance and technical support is based on annual renewal rates. The revenue allocable to the software license is recognized when the product revenue criteria are met. The revenue allocable to the consulting services is recognized as the services are performed. In instances where VSOE exists for undelivered elements but does not exist for delivered elements of a software arrangement, the Company uses the residual method of allocation of the arrangement fees for revenue recognition purposes. For arrangements containing multiple elements wherein VSOE of fair value does not exist for all undelivered elements, revenue for the delivered and undelivered elements is deferred until VSOE of fair value exists or all elements have been delivered.

Consulting, implementation and training revenues are recognized as the services are performed, generally on a time and materials basis. Consulting revenues attributed to fixed price arrangements are recognized using the proportional performance method based on direct labour costs incurred to date as a percentage of total estimated direct labour costs to complete the project as this better reflects the pattern in which the Company’s obligations to its customers are fulfilled and revenue is earned.

(iii) Maintenance revenue:

Maintenance and support revenues paid in advance are non-refundable and are recognized ratably over the term of the agreement, which typically is twelve months. Maintenance generally includes the right to receive unspecified updates and upgrades, determined solely by the Company, after the software license period begins. These unspecified update and upgrade rights generally provide for the customer to receive bug fixes and future enhancements, respectively, to the existing software. Maintenance revenue is recognized ratably over the term of the maintenance contract.

(iv) Deferred revenue:

Product and services revenues that have been prepaid but do not yet qualify for recognition as revenue under the Company’s revenue recognition policy are reflected as deferred revenue on the consolidated balance sheets.

(f)	Cash and cash equivalents:

Cash and cash equivalents include cash on account and short-term investments in money market instruments with original maturities of 90 days or less when acquired.

(g)	Investment tax credits:

The Company is eligible for non-refundable tax credits under the Scientific Research and Experimental Development (“SRED”) program in Canada. Under this federal program, the Company is only eligible to claim a non-refundable investment tax credit (“ITC”), which can be offset against taxes payable at such time that the Company has an income tax liability. The Company is also eligible for refundable tax credits under the Ontario Innovation Tax Credit (“OITC”) program. Based on historical evidence of collection of amounts claimed as filed, Management has determined that there is reasonable assurance in this period and going forward that these OITC’s will be recoverable as filed, and accordingly, the Company has recorded a tax credit recoverable for 2012 of $201,020 (2011 - $nil) related to expenditures incurred in this fiscal year, with a corresponding reduction to the related research and development expenses that were incurred to earn the tax credit. Furthermore, in 2012, the Company reduced research and development expenses by $207,000 (2011 - $205,000, 2010 - $208,000) for refunds received during the year in relation to the prior year’s scientific research and development claims.

(h)	Research and development costs:

Research and development costs internally incurred in creating computer software to be sold, licensed or otherwise marketed are expensed as incurred unless they meet certain criteria for deferral and amortization. Costs related to research, design and development of products are charged to expenses as incurred and capitalized between the dates that the product is considered to be technologically feasible and is considered to be ready for general release to customers. In our historical experience, the dates relating to the achievement of technological feasibility and general release of the product have substantially coincided. In addition, no significant costs are incurred subsequent to the establishment of technological feasibility. As a result, we do not capitalize any research and development costs relating to internally developed software to be sold, licensed or otherwise marketed.

(i)	Foreign currency translation:

The Company uses the U.S. dollar as its measurement and reporting currency in the preparation of its consolidated financial statements.

Monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the consolidated balance sheet dates. Non-monetary assets and liabilities are translated at historical rates. Transactions in foreign currencies are translated into United States dollars at the approximate rates prevailing at the dates of the transactions. Foreign exchange gains and losses are included in the net income (loss) for the period.

(j)	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided over the estimated useful lives of the assets as follows:

Asset	Basis	Rate
Computer hardware	Declining balance	30%
Computer software	Declining balance	30%
Furniture and fixtures	Declining balance	20%
Leasehold improvements	Straight-line	Over term of lease

(k)	Income taxes:

Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements that will result in taxable or deductible amounts in future years. These temporary differences are measured using enacted tax rates. A valuation allowance is recorded to reduce deferred tax assets to the extent that we consider it is more likely than not that a deferred tax asset will not be realized. In determining the valuation allowance, we consider factors such as the reversal of deferred income tax liabilities, projected taxable income, and the character of income tax assets and tax planning strategies. A change to these factors could impact the estimated valuation allowance and income tax expense.

We account for our uncertain tax positions by using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, based solely on the technical merits, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the appropriate amount of the benefit to recognize. The amount of benefit to recognize is measured as the maximum amount which is more likely than not to be realized. The tax position is derecognized when it is no longer more likely than not capable of being sustained. On subsequent recognition and measurement the maximum amount which is more likely than not to be recognized at each reporting date will represent the Company’s best estimate, given the information available at the reporting date, although the outcome of the tax position is not absolute or final.

(l)	Earnings per share:

Basic earnings per share is computed using the weighted average number of common shares that are outstanding during the year. Diluted earnings per share is computed using the weighted average number of common and potential common shares outstanding during the year. Potential common shares consist of the incremental number of common shares issuable upon the exercise of stock options and warrants and are calculated using the treasury stock method.

(m)	Share-based compensation:

Share-based compensation cost is measured on the grant date, based on the fair value of the award. Share-based payment awards with graded vesting are treated as a single award when estimating fair value. Compensation cost is recognized on a straight-line basis over the employee requisite service period, which is the stated vesting period of the award, provided that total compensation cost recognized at least equals the pro rata value of the award that has vested. Compensation cost is initially based on the estimated number of options for which the requisite service is expected to be rendered and is subsequently adjusted to the actual amounts incurred.

(n)	Measurement uncertainty:

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of revenue and expenses during the period. The Company bases estimates on historical experience and on various other assumptions that are considered reasonable at that time, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Significant estimates are used in determining, but not limited to, the allowance for doubtful accounts, income tax credits, income tax valuation allowance, share-based compensation, the useful lives of depreciable assets, and the recoverability of property and equipment. Actual results could differ from those estimates.